Capital Structure Management (Details) € in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Sep. 30, 2024 EUR (€)	Dec. 31, 2022 EUR (€)
Capital structure Management
Equity	€ 45,073		€ 45,073			€ 45,806	€ 43,406		€ 42,848
Equity as a percent of total equity and liabilities	64.00%		64.00%			62.00%
Equity - percentage change over prior period			(2.00%)		(2.00%)
Current liabilities	€ 17,416		€ 17,416			€ 19,082
Current liabilities as a percent of total equity and liabilities	25.00%		25.00%			26.00%
Current liabilities - percentage change over prior period			(9.00%)		(9.00%)
Non-current liabilities	€ 7,873		€ 7,873			€ 9,349
Noncurrent liabilities as a percent of total equity and liabilities	11.00%		11.00%			13.00%
Noncurrent liabilities - percentage change over prior period			(16.00%)		(16.00%)
Liabilities	€ 25,288		€ 25,288			€ 28,431
Liabilities as a percent of total equity and liabilities	36.00%		36.00%			38.00%
Liabilities - percentage change over prior period			(11.00%)		(11.00%)
Thereof financial debt	€ 6,150		€ 6,150			€ 9,385
Thereof financial debt as a percent of total equity and liabilities	9.00%		9.00%			13.00%
Thereof financial debt - percentage change over prior period			(34.00%)		(34.00%)
Lease liabilities	€ 1,684		€ 1,684			€ 1,715
Thereof lease liabilities - as a percent of total equity and liabilities	2.00%		2.00%			2.00%
Thereof lease liabilities - percentage change over prior period			(2.00%)		(2.00%)
Total equity and liabilities	€ 70,362		€ 70,362			€ 74,237
Total equity and liabilities as a percent of total equity and liabilities	100.00%		100.00%			100.00%
Total equity and liabilities - percentage change over prior period			(5.00%)		(5.00%)
Short-term borrowings								€ 1,250
Repayment of borrowings			€ 3,191	[1]		€ 1,185	€ 4,081
Total financial debt percentage point decrease over prior period	(4.00%)
Eurobond
Capital structure Management
Repayment of borrowings			600
Commercial paper
Capital structure Management
Short-term borrowings	€ 498		498			€ 498
U.S. bonds
Capital structure Management
Repayment of borrowings			€ 300
Bilateral line of credit
Capital structure Management
Repayment of borrowings	€ 1,000
Private placements
Capital structure Management
Repayment of borrowings | $		$ 100			$ 100

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.